Sierra Core Retirement Fund
FUND SUMMARY
Investment Objectives:
The Fund’s two investment objectives are to provide long-term total return (the combination of yield and net price gains from the Underlying Funds) and to limit volatility and downside risk.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A and Class A1 shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 14 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sierra Core Retirement Fund	Class A	Class A1 shares	Class C	Class I	Class I1 shares	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sierra Core Retirement Fund		Class A	Class A1 shares	Class C	Class I	Class I1 shares	Class R
Management Fees		1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	0.40%	1.00%	0.25%	0.40%	none
Other Expenses		0.18%	0.18%	0.18%	0.18%	0.18%	0.22%
Acquired Fund Fees and Expenses	[1]	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses		2.19%	2.34%	2.94%	2.19%	2.34%	1.98%
[1]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the "Underlying Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Sierra Core Retirement Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	784	1,221	1,682	2,954
Class C	297	910	1,548	3,261
Class I	222	685	1,175	2,524
Class R	201	621	1,068	2,306
Class A1 shares	798	1,263	1,753	3,097
Class I1 shares	237	730	1,250	2,676

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 234% of the average value of its portfolio.

Principal Investment Strategies:

The Sierra Core Retirement Fund is a “fund of funds”.  The Fund’s Adviser seeks to achieve the Fund’s investment objectives by investing in (1) open-end investment companies (mutual funds), (2) exchange-traded funds (“ETFs”), and (3) closed-end investment companies (collectively “Underlying Funds”) using the Adviser’s multi-asset diversification strategy.  The Adviser constructs the Fund’s broadly-diversified investment portfolio by investing at various times in a wide range of Underlying Funds that invest in various security and investment categories.

Underlying Funds include those that invest in:

• equity securities (common and preferred stock) of both domestic and foreign companies of various sizes;

• fixed-income securities of domestic and foreign corporate and government issuers, without restriction as to maturity or credit quality, including “high yield” securities;

• physical commodities, such as crude oil, copper and wheat, through mutual funds and ETFs that invest in commodity-linked derivatives;

• currencies and the Dollar Index, and its inverse;

• funds that rise in value when interest rates rise; and

• money-market instruments.

The Fund defines high yield securities, also known as “junk bonds,” as fixed-income securities rated below investment grade (rated BB+ or lower by S&P or comparably rated by another nationally recognized statistical rating organization (NRSRO)), and if unrated, determined by the Adviser to be of comparable quality.

The Adviser’s multi-asset diversification strategy employs unusually broad diversification across Asset Classes (investment categories), markets, industries and issuers in an effort to limit downside risk as well as to seek opportunities to enhance return.  The Adviser constructs the Fund’s portfolio in the following manner:  First, the Adviser selects Asset Classes that it believes will respond differently to a variety of economic forces.  Second, the Adviser identifies diversified Underlying Funds through which the Fund can participate in each chosen Asset Class.  Third, within many Asset Classes, the Adviser attempts to identify Underlying Funds with managers whose history demonstrates an ability to add positive Alpha (above-peer-group-average total return after adjusting for volatility).  Where available, the Fund invests in institutional share classes, those with the lowest internal fees for those Underlying Funds.  Fourth, the Adviser monitors each Underlying Fund daily, and sells or hedges the Underlying Fund whenever it declines “substantially”, as defined by the Adviser’s proprietary studies of the historic behavior of the Asset Class represented by the Underlying Fund.

The Adviser does not employ a passive, “buy and hold”, strategy.  As part of its integrated risk-management disciplines, the Adviser monitors each Fund holding daily and applies a trailing stop discipline to each Underlying Fund within the Fund’s portfolio, based on the proprietary approach (“Sell disciplines”) which the portfolio managers have used since 1987 with their managed separate accounts, in order to limit the impact on the overall Fund portfolio of any sustained decline in a given Asset Class or Underlying Fund.

The Sell disciplines used by the portfolio managers for the past 22 years are not designed to attempt to buy at lows or to sell at highs, but to participate in a substantial part of any sustained uptrend in a selected Asset Class, as well as to step aside during most of any sustained downtrend.  The Adviser employs a “reactive” approach as distinct from a “predictive” approach.  The Adviser does not consider its approach to be a “trading” style in terms of frequency, and does not expect to average more than two Sell signals per year in each Asset Class.

The overall Asset Allocation of the Fund is not fixed.  It can and does change significantly over time as the Adviser decides to re-allocate portions of the portfolio in response to trend changes in the U.S. and global economy and in various investment markets. The Fund’s Advisor may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objectives.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by those Underlying Funds that invest in U.S. and/or foreign stocks. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed-Income Risk. When the Fund invests in Underlying Funds that invest in fixed-income securities, the value of your investment in the Fund will fluctuate with changes in interest rates, as well as other factors. Defaults by fixed income issuers in which the Underlying Funds invest may also harm performance.

• Junk Bond Risk. Underlying Fund investments in lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds. Junk bond issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which will delay resolution of bond holder claims and may eliminate liquidity.

• Foreign Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The net asset value of the Fund will fluctuate based on changes in the value of the foreign securities held by any Underlying Funds that invest in such securities.

• Emerging Markets Risk. Underlying Funds may invest in emerging market countries that may have relatively unstable governments, weaker economies, and less-developed legal systems, which do not protect securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.

• Commodity-Linked Derivative Risk. When the Fund invests in commodities through Underlying Funds that invest in commodity-linked derivative instruments the Fund is exposed to risks affecting a particular industry or commodity, such as drought, floods, and adverse regulatory developments. Commodity-linked derivatives may also have leverage risk, which amplifies the effect of a small movement in commodity prices on the Fund.

• Management Risk. The Adviser’s dependence on multi-asset diversification and judgments about the attractiveness, value and potential appreciation of particular Asset Classes in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance.

• Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs and closed-end investment companies, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The Fund’s investment style will result in most capital gains within the portfolio being realized as short-term capital gains.

• Small and Mid-Capitalization Issuer Risk. Investments in Underlying Funds that own securities of small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.

• Underlying Fund Costs and Risks. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying stocks, bonds and other basic assets will be higher than the cost of investing directly in them, and may be higher than other mutual funds that invest directly in stocks and bonds.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class R shares of the Fund for each full calendar year since the Fund’s inception. The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-866-738-4363 or visiting SierraMutualFunds.com.

Class R Annual Total Return For Calendar Years Ended December 31	[1]

Best Quarter:	2nd Quarter 2009	20.12%
Worst Quarter:	3rd Quarter 2008	(3.52)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Total Returns Sierra Core Retirement Fund		Label	One Year	Five Years	Life of Fund	Inception Date
Class R		Return before taxes	(0.80%)	9.00%	6.93%	Dec. 24, 2007
Class R Return after taxes on distributions			(2.36%)	6.99%	5.21%
Class R Return after taxes on distributions and sale of Fund shares			(0.43%)	6.39%	4.84%
Class A		Return before taxes with sales load	(6.73%)	7.46%	5.67%	Dec. 24, 2007
Class C	[1]	Return before taxes	(1.79%)		2.86%	Feb. 05, 2010
Class I		Return before taxes	(1.06%)	8.73%	6.68%	Dec. 24, 2007
Class A1 shares	[2]	Return before taxes	(6.87%)		(2.24%)	Jun. 07, 2012
Class I1 shares	[2]	Return before taxes	(1.20%)		1.56%	Jun. 07, 2012
Morningstar Conservative Allocation Average			7.23%	10.00%	4.16%
Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)			32.39%	17.94%	5.89%
[1]	Class C shares commenced operations February 5, 2010.
[2]	Class A1 and I1 shares commenced operations June 7, 2012

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class A, C, I, A1 and I1 shares and would differ from those of Class R shares.

The Morningstar Conservative Allocation average is the average performance, published by Morningstar, of mutual funds that Morningstar categorizes in its Conservative Allocation group, as published by Morningstar at the end of each calendar quarter, and thus the original reports include funds that have subsequently merged, changed categories or liquidated. We use the original data, where available, to avoid this “survival bias” distortion. The adviser believes this benchmark more accurately reflects the investment strategy of the Fund.

The Standard and Poor’s 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

SIERRA STRATEGIC INCOME FUND
FUND SUMMARY
Investment Objectives:
The Fund’s two investment objectives are to provide total return (with income contributing a significant part) and to limit volatility and downside risk.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 13 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SIERRA STRATEGIC INCOME FUND (USD $)	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none	none
Redemption Fee	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SIERRA STRATEGIC INCOME FUND		Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class Y Shares
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.40%	1.00%	0.40%	none	none
Other Expenses		0.22%	0.20%	0.22%	0.22%	0.20%
Acquired Fund Fees and Expenses	[1]	0.56%	0.56%	0.56%	0.56%	0.56%
Total Annual Fund Operating Expenses		1.93%	2.51%	1.93%	1.53%	1.51%
Fee Waiver and Reimbursement	[2]	(0.07%)	(0.05%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.86%	2.46%	1.86%	1.53%	1.51%
[1]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the "Underlying Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2015, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses of underlying funds in which the Fund invests, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses such as litigation ) will not exceed 1.30%, 1.90%, 1.30%, 1.00% and 0.95% of the daily average net assets attributable to each of the Class A, Class C, Class I, Class R and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the advisor.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example SIERRA STRATEGIC INCOME FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	753	1,140	1,551	2,694
Class C Shares	249	777	1,331	2,842
Class I Shares	189	599	1,035	2,248
Class R Shares	156	483	834	1,824
Class Y Shares	154	477	824	1,802

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 215% of the average value of its portfolio.

Principal Investment Strategies:

The Sierra Strategic Income Fund is a “fund of funds” and will invest in (1) open-end investment companies (mutual funds), (2) exchange-traded funds (“ETFs”), and (3) exchange-traded notes (“ETNs”) (collectively “Underlying Funds”). The Fund’s Adviser seeks to achieve the Fund’s investment objectives by investing primarily in Underlying Funds that in turn invest in a wide variety of fixed-income instruments of any maturity, including domestic and foreign bonds, some of which are hedged against currency risk, funds that are designed to have returns that are inverse to the 10-year U.S. Treasury note or the 30-year U.S. Treasury bond, as well as real estate investment trusts (“REITs”) and other income-generating underlying assets. The Fund invests in Underlying Funds without restriction as to issuer credit quality (including “high-yield” or “junk bonds”), capitalization, country or the individual security maturity of the securities held by the Underlying Funds. The Fund defines high-yield securities, also known as junk bonds, as fixed-income securities rated below investment grade (rated BB+ or lower by S&P or comparably rated by another nationally recognized statistical rating organization (NRSRO)).

Among the types of underlying instruments in which this Fund will invest, through Underlying Funds, are the following:

• Ultra-short-term bonds

• U.S. government bonds and agency instruments

• Floating rate instruments

• Municipal bonds

• High-yield corporate bonds

• High-grade corporate bonds

• Emerging market bonds

• Bonds of emerging market countries

• Bonds of European countries

• REIT common and preferred stocks

On occasion, a portion of the Fund’s portfolio may be hedged with positions that move inversely to the U.S. Treasury 10-year U.S. Treasury note and/or the 30-year Treasury bond to improve returns when the interest-rate environment is moving adversely to long positions in the major bond markets (that is, when interest rates are in a rising trend) or to hedge other positions, and/or positions that hedge currency risk. Additionally, on occasion, the Fund will use Underlying Funds that are moderately leveraged, although the portfolio as a whole will not use leverage extensively, since one of the goals of the Fund is to limit downside volatility.

The Adviser’s investment strategy is a tactical style that includes analysis and use of a wide variety of income-producing investment categories, such as fixed-income securities and dividend-paying REITs of issuers from various markets and industries (“Asset Classes”) in an effort to limit overall volatility and downside risk as well as to seek opportunities to enhance return through income and capital appreciation (total return). The current yield of the Fund is not a separate goal, and the monthly dividend yield will fluctuate significantly given the Fund’s tactical approach of seeking various bond categories from time to time that the Adviser’s portfolio managers feel will contribute to total return.

The Adviser constructs the Fund’s portfolio in the following manner: First, the Adviser identifies income-producing Asset Classes that it believes will respond differently to a variety of economic forces, and identifies those Asset Classes that are currently in a rising trend. Second, the Adviser identifies diversified Underlying Funds through which the Fund can participate in each chosen Asset Class. Third, within many Asset Classes, the Adviser attempts to identify Underlying Funds with managers whose history demonstrates an ability to add positive Alpha (above-peer-group-average total return after adjusting for volatility). Where available, the Fund invests in institutional share classes (those with the lowest internal expenses) for those Underlying Funds.

The Adviser does not employ a passive, “buy and hold”, strategy. As part of its integrated risk-management disciplines, the Adviser monitors each Fund holding daily and applies a trailing stop discipline (a form of sell signal) to each Underlying Fund within the Fund’s portfolio, based on the proprietary approach (“Sell Disciplines”) that two of the Fund’s portfolio managers (Dr. Sleeper and Mr. Wright) have used with their separately managed accounts, in order to limit the impact on the overall Fund portfolio of any sustained decline in a given Asset Class or Underlying Fund. Thus, whenever an Underlying Fund declines “substantially”, as defined by the Adviser’s proprietary studies of the historic behavior of the Asset Class represented by the Underlying Fund, the Adviser sells or hedges the Underlying Fund.

The Sell Disciplines are not designed to attempt to buy at lows or to sell at highs, but to participate in a substantial part of any sustained uptrend in a selected Asset Class, as well as to step aside during most of any sustained downtrend. The Adviser employs a “reactive” approach as distinct from a “predictive” approach. The Adviser does not consider its approach to be a “trading” style in terms of frequency, and does not expect to average more than two sell signals per year in each Asset Class.

The overall asset allocation of the Fund is not fixed. It can and does change significantly over time as the Adviser decides to re-allocate portions of the portfolio in response to trend changes in the U.S. and global economy and in various fixed income investment markets using the tactical style described above.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

Performance of the Fund during future periods will definitely vary. Some months and some quarters will result in negative performance; indeed, some future years may have negative performance.

• Emerging Markets Risk. Underlying Funds may invest in emerging market countries that may have relatively unstable governments, weaker economies, and less-developed legal systems, which do not protect securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and corporate and sovereign issuers more likely to default.

• Fixed-Income Risk. When the Fund invests in Underlying Funds that invest in fixed-income securities, the value of your investment in the Fund will generally decline when interest rates rise. Defaults by fixed income issuers in which the Underlying Funds invest may also harm performance.

• Inverse Risk. The Fund engages in hedging or declining-market strategies by investing in inverse Underlying Funds. Any strategy that includes inverse securities could cause the Fund to suffer significant losses. The Fund will not participate in market gains to the extent it holds inverse Underlying Funds.

• Junk Bond Risk. Underlying Fund investments in lower-quality bonds, known as high-yield or junk bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds. Junk bonds are considered speculative and issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which, will delay resolution of bondholder claims and may eliminate liquidity.

• Foreign Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, economic developments or currency exchange rates and can perform differently from the U.S. market. The net asset value of the Fund will fluctuate based on changes in the value of the foreign securities held by any Underlying Funds that invest in such securities.

• Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. The ability of foreign governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its government’s revenues.

• Management Risk. The Adviser’s dependence on its strategic income investment strategy and judgments about the attractiveness, value and potential appreciation of particular Asset Classes in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance.

• Municipal Risk. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities.

• Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs and closed-end investment companies, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The Fund’s investment style will result in most capital gains within the portfolio being realized as short-term capital gains.

• REIT Common and Preferred Stock Risk. A REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management. Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Small and Mid-Capitalization Issuer Risk. Investments in Underlying Funds that own securities of small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.

• Underlying Fund Costs and Risks. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying stocks, bonds and other basic assets will be higher than the cost of investing directly in them, and may be higher than other mutual funds that invest directly in stocks and bonds.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class R shares of the Fund for each full calendar year since the Fund’s inception. The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-866-738-4363 or visiting SierraMutualFunds.com.

Class R Annual Total Return For Calendar Years Ended December 31	[2]

Best Quarter:	3rd Quarter 2012	3.67%
Worst Quarter:	2nd Quarter 2013	(1.24)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Total Returns SIERRA STRATEGIC INCOME FUND	Label	One Year	Life of Fund	Inception Date
Class R Shares	Return before taxes	0.38%	4.83%	Dec. 21, 2011
Class R Shares Return after taxes on distributions		(1.30%)	3.27%
Class R Shares Return after taxes on distributions and sale of Fund shares		0.28%	3.09%
Class A Shares	Return before taxes with sales load	(5.73%)	1.54%	Dec. 21, 2011
Class C Shares	Return before taxes	(0.53%)	3.92%	Dec. 21, 2011
Class I Shares	Return before taxes	0.03%	4.63%	Dec. 21, 2011
Class Y Shares	Return before taxes	0.38%	4.85%	Dec. 21, 2011
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		(2.02%)	1.29%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class A, C, I and Y shares and would differ from those of Class R shares.

As a Benchmark for the Fund, the Adviser has selected the Barclays Aggregate Bond Index. This Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S.- traded investment-grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

[1]	The returns are for Class R Shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.
[2]	The returns are for Class R Shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses. Class R has been presented instead of Class Y because Class Y is now closed to additional investments.